Segment Reporting	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Segment Reporting [Abstract]
Segment Reporting	Segment Reporting
The Company conducts its business through the following six reportable segments:

•
Healthcare—The Company's healthcare segment is composed of a diverse portfolio of senior housing, skilled nursing facilities, medical office buildings, and hospitals. The Company earns rental income from senior housing, skilled nursing facilities and hospital assets that are under net leases to single tenants/operators and from medical office buildings which are both single tenant and multi-tenant. In addition, certain of the Company's senior housing properties are managed by operators under a RIDEA (REIT Investment Diversification and Empowerment Act) structure, which effectively allows the Company to gain financial exposure to underlying operations of the facility in a tax efficient manner versus receiving contractual rent under a net lease arrangement.

•
Industrial—The Company's industrial segment is composed of primarily light industrial assets throughout the U.S. Light industrial properties serve as the “last mile” of the logistics chain, which are vital for e-commerce and tenants that require increasingly quick delivery times. In addition, in February 2019, the Company entered into the bulk industrial market as bulk assets remain integral to highly functional distribution networks. Driven by significant appreciation in the value of the Company's industrial portfolio, in June 2019, the Company engaged advisors to market its industrial portfolio and related management platform for sale. In September 2019, the Company entered into definitive sale agreements for the sale of its light industrial portfolio and related management platform, with the sale closing in December 2019. Separately, the Company is in the process of negotiating a sale of the bulk industrial portfolio that was acquired in February 2019. As the sale represents a strategic shift that will have a major effect on the Company’s operations and financial results, the operating results of the industrial business are presented as discontinued operations on the consolidated statements of operations effective June 2019 (Note 15).

•
Hospitality—The Company's hospitality portfolio is composed of primarily extended stay and select service hotels located mainly in major metropolitan and high-demand suburban markets in the U.S., with the majority affiliated with top hotel brands such as Marriott and Hilton.

•
CLNC—This represents the Company's investment in Colony Credit, a commercial real estate credit REIT with a diverse portfolio consisting primarily of CRE senior mortgage loans, mezzanine loans, preferred equity, debt securities and net lease properties primarily in the U.S.

•
Other Equity and Debt—The Company's other equity and debt segment consists of a diversified group of strategic and non-strategic real estate and real estate-related debt and equity investments. Strategic investments include investments for which the Company acts as a general partner and/or manager (“GP Co-Investments”) and receives various forms of investment management economics on related third-party capital. Non-strategic investments are composed of those investments the Company does not intend to own for the long term including other real estate equity, real estate debt, and net leased assets, among other holdings.

•
Investment Management—The Company's investment management business raises, invests and manages funds on behalf of a diverse set of institutional and individual investors, for which the Company earns management fees, generally based on the amount of assets or capital managed, and contractual incentive fees or carried interest based on the performance of the investment vehicles managed subject to the achievement of minimum return hurdles.

Amounts not allocated to specific segments include corporate level cash and corresponding interest income, fixed assets for administrative use, corporate level financing and related interest expense, income and expense related to cost reimbursement arrangements with certain affiliates, costs in connection with unconsummated investments, compensation expense not directly attributable to reportable segments, corporate level administrative and overhead costs as well as corporate level transaction and integration costs.
The chief operating decision maker assesses the performance of the business based on net income (loss) of each of the reportable segments. The various reportable segments generate distinct revenue streams, consisting of property operating income, interest income and fee income. Costs which are directly attributable, or otherwise can be subjected to a reasonable and systematic allocation, have been allocated to each of the reportable segments.
Selected Segment Results of Operations
The following table presents selected results of operations of the Company's reportable segments:

(In thousands)	Healthcare	Industrial	Hospitality	CLNC	Other Equity and Debt	Investment Management	Amounts Not Allocated to Segments	Total

Three Months Ended March 31, 2019
Total revenues	$145,774	$—	$196,615	$—	$162,688	$40,005	$2,977	$548,059
Property operating expenses	64,302	—	136,345	—	70,095	—	—	270,742
Interest expense	47,527	—	42,065	—	31,853	—	13,444	134,889
Depreciation and amortization	40,131	—	36,248	—	24,783	8,669	1,521	111,352
Provision for loan losses	—	—	—	—	3,611	—	—	3,611
Impairment loss	—	—	3,850	—	21,772	—	—	25,622
Gain on sale of real estate	—	—	139	—	29,314	—	—	29,453
Equity method earnings	—	—	—	5,513	24,608	3,942	—	34,063
Equity method earnings—carried interest	—	—	—	—	—	4,896	—	4,896
Income tax benefit (expense)	1,874	—	(836)	—	(2,074)	94	(256)	(1,198)
Income (loss) from continuing operations	(7,206)	—	(26,077)	5,513	59,563	20,638	(108,879)	(56,448)
Income from discontinued operations	—	24,154	—	—	—	2,139	—	26,293
Net income (loss)	(7,206)	24,154	(26,077)	5,513	59,563	22,777	(108,879)	(30,155)
Net income (loss) attributable to Colony Capital, Inc.	(7,462)	6,428	(22,981)	5,178	23,922	20,548	(100,609)	(74,976)
Three Months Ended March 31, 2018
Total revenues	$152,595	$—	$195,782	$—	$205,154	$41,207	$1,859	$596,597
Property operating expenses	66,966	—	136,095	—	81,898	—	—	284,959
Interest expense	50,941	—	34,361	—	40,280	—	13,117	138,699
Depreciation and amortization	41,127	—	35,457	—	28,969	7,676	1,531	114,760
Provision for loan losses	—	—	—	—	5,375	—	—	5,375
Impairment loss	3,780	—	—	—	9,189	140,429	—	153,398
Gain on sale of real estate	—	—	—	—	16,151	—	—	16,151
Equity method earnings (losses)	—	—	—	(3,654)	27,217	6,519	—	30,082
Equity method earnings—carried interest	—	—	—	—	—	—	—	—
Income tax benefit (expense)	(998)	—	1,481	—	(4,539)	36,785	64	32,793
Income (loss) from continuing operations	(12,534)	—	(11,886)	(3,654)	68,431	(88,139)	11,530	(36,252)
Income from discontinued operations	—	6,321	—	—	117	2,656	—	9,094
Net income (loss)	(12,534)	6,321	(11,886)	(3,654)	68,548	(85,483)	11,530	(27,158)
Net income (loss) attributable to Colony Capital, Inc.	(10,360)	1,278	(10,050)	(3,446)	49,109	(80,520)	12,662	(41,327)

Total assets and equity method investments of the reportable segments are summarized as follows:

(In thousands)	Healthcare	Industrial	Hospitality	CLNC	Other Equity and Debt	Investment Management	Amounts Not Allocated to Segments	Total
March 31, 2019
Total assets	$5,399,403	$4,312,205	$3,989,997	$1,027,345	$6,295,439	$1,995,190	$201,454	$23,221,033
Equity method investments(1)	—	—	—	1,027,345	1,177,146	204,035	3,742	2,412,268
December 31, 2018
Total assets	$5,395,550	$3,185,906	$3,980,988	$1,037,754	$6,371,999	$1,983,911	$259,141	$22,215,249
Equity method investments(1)	—	—	—	1,037,754	1,054,295	180,882	3,742	2,276,673

_________

(1)	Excludes the Company's general partner equity, including carried interest allocation, in connection with its open-end industrial fund that is classified as held for sale (Note 7).
Geography
Geographic information about the Company's total income from continued operations, and long-lived assets, excluding assets held for sale, are as follows. Geography is generally presented as the location in which the income producing assets reside or the location in which income generating services are performed.

	Three Months Ended March 31,
(In thousands)	2019	2018
Total income by geography:
United States	$490,915	$541,411
Europe	86,258	78,173
Other	—	302
Total (1)	$577,173	$619,886

(In thousands)	March 31, 2019	December 31, 2018
Long-lived assets by geography:
United States	$9,547,904	$9,566,982
Europe	1,502,993	1,600,623
Total (2)	$11,050,897	$11,167,605

__________

(1)
Total income includes earnings from investments in unconsolidated ventures and excludes cost reimbursement income from affiliates. All income from discontinued operations was sourced in the United States.

(2)
Long-lived assets comprise real estate, real estate related intangible assets, operating lease ROU asset and fixed assets, and exclude financial instruments, assets held for sale and investment management related intangible assets. Long-lived assets held for sale included $4.3 billion at March 31, 2019 and $3.3 billion at December 31, 2018 located in the United States and $0.5 billion located in Europe for both periods.	Segment Reporting
The Company conducts its business through the following six reportable segments:

•
Healthcare—The Company's healthcare segment is composed of a diverse portfolio of senior housing, skilled nursing facilities, medical office buildings, and hospitals. The Company earns rental income from senior housing, skilled nursing facilities and hospital assets that are under net leases to single tenants/operators and from medical office buildings which are both single tenant and multi-tenant. In addition, certain of the Company's senior housing properties are managed by operators under a RIDEA (REIT Investment Diversification and Empowerment Act) structure, which effectively allows the Company to gain financial exposure to underlying operations of the facility in a tax efficient manner versus receiving contractual rent under a net lease arrangement.

•
Industrial—The Company's industrial segment is composed of and primarily invests in light industrial assets throughout the U.S. that serve as the “last mile” of the logistics chain, which are vital for e-commerce and tenants that require increasingly quick delivery times. These properties are generally multi-tenant warehouses that are less than 250,000 square feet. Driven by significant appreciation in the value of the Company's industrial portfolio, in June 2019, the Company engaged advisors to market its industrial portfolio and related management platform for sale. In September 2019, the Company entered into definitive sale agreements for the sale of its light industrial portfolio and related management platform, with the sale closing in December 2019. Separately, the Company is in the process of negotiating a sale of the bulk industrial portfolio that was acquired in February 2019. As the sale represents a strategic shift that will have a major effect on the Company’s operations and financial results, the operating results of the industrial business are presented as discontinued operations on the consolidated statements of operations effective June 2019 (Note 18).

•
Hospitality—The Company's hospitality portfolio is composed of primarily extended stay and select service hotels located mainly in major metropolitan and high-demand suburban markets in the U.S., with the majority affiliated with top hotel brands such as Marriott and Hilton.

•
CLNC—This represents the Company's investment in Colony Credit, a commercial real estate credit REIT with a diverse portfolio consisting primarily of CRE senior mortgage loans, mezzanine loans, preferred equity, debt securities and net lease properties primarily in the U.S.

•
Other Equity and Debt—The Company's other equity and debt segment consists of a diversified group of strategic and non-strategic real estate and real estate-related debt and equity investments. Strategic investments include investments for which the Company acts as a general partner and/or manager (“GP Co-Investments”) and receives various forms of investment management economics on related third-party capital. Non-strategic investments are composed of those investments the Company does not intend to own for the long term including other real estate equity, real estate debt, and net leased assets, among other holdings.

•
Investment Management—The Company's investment management business raises, invests and manages funds on behalf of a diverse set of institutional and individual investors, for which the Company earns management fees, generally based on the amount of assets or capital managed, and contractual incentive fees or carried interest based on the performance of the investment vehicles managed subject to the achievement of minimum return hurdles.

In 2018, the Company determined that its equity interests in various investment vehicles as sponsor and general partner, which were previously included in the industrial and other equity and debt segments, would be part of its investment management segment. The reclassification of investments in unconsolidated ventures and corresponding earnings on investments in unconsolidated ventures was applied retrospectively to all prior periods presented. The reclassification was not material to segment results.
Amounts not allocated to specific segments include corporate level cash and corresponding interest income, fixed assets for administrative use, corporate level financing and related interest expense, income and expense related to cost reimbursement arrangements with certain affiliates, costs in connection with unconsummated investments, compensation expense not directly attributable to reportable segments, corporate level administrative and overhead costs as well as Merger-related transaction and integration costs.
The chief operating decision maker assesses the performance of the business based on net income (loss) of each of the reportable segments. The various reportable segments generate distinct revenue streams, consisting of property operating income, interest income and fee income. Costs which are directly attributable, or otherwise can be subjected to a reasonable and systematic allocation, have been allocated to each of the reportable segments.
Selected Segment Results of Operations
The following table presents selected results of operations of the Company's reportable segments:

(In thousands)	Healthcare	Industrial	Hospitality	CLNC	Other Equity and Debt	Investment Management	Amounts Not Allocated to Segments	Total

Year Ended December 31, 2018
Total revenues	$592,455	$—	$849,513	$—	$739,167	$176,568	$9,239	$2,366,942
Property operating expenses	271,166	—	563,453	—	316,037	—	—	1,150,656
Interest expense	194,898	—	153,395	—	150,032	—	54,513	552,838
Depreciation and amortization	164,389	—	144,528	—	99,525	28,653	6,207	443,302
Provision for loan losses	213	—	—	—	42,821	—	—	43,034
Impairment loss	217,524	—	72,469	—	79,432	217,850	—	587,275
Gain on sale of real estate	—	—	—	—	159,598	—	—	159,598
Equity method earnings (losses)	—	—	—	(65,366)	99,400	(43,635)	—	(9,601)
Equity method earnings—carried interest	—	—	—	—	—	9,525	—	9,525
Income tax benefit (expense)	(4,991)	—	9,875	—	(4,298)	59,179	205	59,970
Income (loss) from continuing operations	(283,516)	—	(90,581)	(65,366)	268,870	(141,190)	(222,974)	(534,757)
Income (loss) from discontinued operations	—	26,749	—	—	(102)	12,935	—	39,582
Net income (loss)	(283,516)	26,749	(90,581)	(65,366)	268,768	(128,255)	(222,974)	(495,175)
Net income (loss) attributable to Colony Capital, Inc.	(199,277)	4,246	(82,798)	(61,457)	143,065	(120,286)	(203,100)	(519,607)

(In thousands)	Healthcare	Industrial	Hospitality	CLNC	Other Equity and Debt	Investment Management	Amounts Not Allocated to Segments	Total

Year Ended December 31, 2017
Total revenues	$613,169	$—	$815,831	$—	$873,046	$240,632	$6,862	$2,549,540
Property operating expenses	274,528	—	537,884	—	233,901	—	—	1,046,313
Interest expense	185,256	—	134,729	—	161,993	—	54,278	536,256
Depreciation and amortization	183,897	—	133,269	—	128,942	56,616	5,790	508,514
Provision for loan losses	1,588	—	—	—	18,153	—	—	19,741
Impairment loss	14,375	—	—	—	30,867	375,074	—	420,316
Gain on sale of real estate	—	—	—	—	112,758	—	—	112,758
Equity method earnings	—	—	—	—	265,079	18,204	—	283,283
Income tax benefit (expense)	(5,639)	—	(2,779)	—	(3,950)	111,049	1,814	100,495
Income (loss) from continuing operations	(64,767)	—	(9,863)	—	567,752	(174,564)	(438,619)	(120,061)
Income from discontinued operations	—	37,497	—	—	995	4,396	12,560	55,448
Net income (loss)	(64,767)	37,497	(9,863)	—	568,747	(170,168)	(426,059)	(64,613)
Net income (loss) attributable to Colony Capital, Inc.	(51,428)	12,537	(9,199)	—	426,052	(182,038)	(393,815)	(197,891)
Year Ended December 31, 2016
Total revenues	$—	$—	$—	$—	$569,780	$68,331	$4,389	$642,500
Property operating expenses	—	—	—	—	62,537	—	—	62,537
Interest expense	—	—	—	—	80,503	—	44,746	125,249
Depreciation and amortization	—	—	—	—	63,480	14,767	4,581	82,828
Provision for loan losses	—	—	—	—	35,005	—	—	35,005
Impairment loss	—	—	—	—	10,990	320	—	11,310
Gain on sale of real estate	—	—	—	—	70,728	—	—	70,728
Equity method earnings	—	—	—	—	97,188	2,160	—	99,348
Income tax benefit (expense)	—	—	—	—	(10,143)	6,608	(661)	(4,196)
Income (loss) from continuing operations	—	—	—	—	431,903	21,202	(159,403)	293,702
Income (loss) from discontinued operations	—	(3,003)	—	—	—	27	—	(2,976)
Net income (loss)	—	(3,003)	—	—	431,903	21,229	(159,403)	290,726
Net income (loss) attributable to Colony Capital, Inc.	—	(911)	—	—	226,202	17,903	(127,876)	115,318

Total assets and equity method investments of the reportable segments are summarized as follows:

(In thousands)	Healthcare	Industrial	Hospitality	CLNC	Other Equity and Debt	Investment Management	Amounts Not Allocated to Segments	Total
December 31, 2018
Total assets	$5,395,550	$3,185,906	$3,980,988	$1,037,754	$6,371,999	$1,983,911	$259,141	$22,215,249
Equity method investments(1)	—	—	—	1,037,754	1,054,295	180,882	3,742	2,276,673
December 31, 2017
Total assets	$5,813,552	$2,810,135	$4,094,596	$—	$9,251,963	$2,714,840	$100,564	$24,785,650
Equity method investments(1)	—	—	—	—	1,315,670	204,802	3,742	1,524,214

_________

(1)	Excludes the Company's general partner equity, including carried interest allocation, in connection with its open-end industrial fund that is classified as held for sale (Note 10).

Geography
Geographic information about the Company's total income from continued operations, and long-lived assets, excluding assets held for sale, are as follows. Geography is generally presented as the location in which the income producing assets reside or the location in which income generating services are performed.

	Year Ended December 31,
(In thousands)	2018	2017	2016
Total income by geography:
United States	$2,002,260	$2,492,800	$536,544
Europe	329,609	310,783	194,923
Other	302	3,610	6,083
Total (1)	$2,332,171	$2,807,193	$737,550

(In thousands)	December 31, 2018	December 31, 2017
Long-lived assets by geography:
United States	$9,566,982	$10,684,234
Europe	1,600,623	1,749,282
Total (2)	$11,167,605	$12,433,516

__________

(1)
Total income includes equity method earnings (loss), and excludes cost reimbursement income from affiliates and income from discontinued operations. All income from discontinued operations was sourced in the United States.

(2)
Long-lived assets comprise real estate, real estate related intangible assets, and fixed assets, and exclude financial instruments, assets held for sale and investment management related intangible assets. Long-lived assets held for sale at December 31, 2018 and 2017 included $3.3 billion and $2.7 billion located in the United States, respectively and $0.5 billion and $0.6 billion located in Europe, respectively.